Reinsurance - Additional Information (Detail) (USD $)	1 Months Ended	12 Months Ended
	Jul. 31, 2013	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2103
Effects of Reinsurance [Line Items]
Maximum percentage of mortality risk ceded		90.00%		90.00%
Maximum coverage per life before ceded	250,000	2,000,000		2,000,000
Reinsurance recoverables		$ 254,264,000		$ 259,733,000
Interest credited to contract holder funds ceded		5,158,000		5,468,000		6,032,000
Gross life insurance in force		38,743,278,000		37,835,153,000		36,532,268,000
Life insurance in force ceded to affiliated reinsurers		539,800,000
Life insurance in force ceded to unaffiliated reinsurers		9,390,000,000
Ceded premium related to structured settlement annuities		9,927,519,000	[1]	10,303,425,000	[1]	16,858,998,000	[1]
Allstate Life Insurance Company
Effects of Reinsurance [Line Items]
Ceded premium related to structured settlement annuities		3,400,000				3,500,000		3,500,000
Prudential
Effects of Reinsurance [Line Items]
Reinsurance recoverables		189,900,000		203,300,000
Premiums and contract charges ceded		8,200,000		9,000,000		8,400,000
Contract benefits ceded		1,400,000		11,000,000		1,900,000
Interest credited to contract holder funds ceded		5,200,000		5,500,000		6,000,000
Operating costs and expenses ceded		1,300,000		1,500,000		1,400,000
Triton Insurance Company
Effects of Reinsurance [Line Items]
Reinsurance recoverables		$ 22,000		$ 228,000

[1]	No reinsurance or coinsurance income was netted against premiums ceded in 2014, 2013 or 2012.